Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16.	SUBSEQUENT EVENTS

In February 2011, management approved a plan to reduce costs and improve production efficiencies at the Company’s subsidiary, Best. The Company anticipates incurring expenses of approximately $1.0 million to $2.0 million in 2011 related to this plan and the related investments in research and development, the reconfiguration of physical space, and relocation of equipment. The Company may approve additional plans in 2011 and may incur significant additional costs in 2011 and beyond.